Document and Entity Information	Jul. 29, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2023
Registrant Name	Fidelity Rutland Square Trust II
Central Index Key	0001364924
Investment Company Type	N-1A
Amendment Flag	false